Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net book value	$ 216,570,426
Vessel depreciation	(10,888,582)	$ (7,827,654)
Net book value	249,127,642
Vessels [Member]
Costs	257,173,053
Accumulated depreciation	(40,602,627)
Net book value	216,570,426
Vessel depreciation	(10,888,582)
Newbuilding vessel “Gregos” delivered during the period	42,754,607
Capitalized expenses	691,191
Costs	300,618,851
Accumulated depreciation	(51,491,209)
Net book value	$ 249,127,642